Related party transactions and Directors' remuneration - Disclosure of remuneration of Directors and other Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	£ 48.3	£ 45.0	£ 33.3
Pension costs	0.1	0.1	0.0
Other long-term benefits	13.6	10.5	7.2
Share-based payments	26.2	18.1	10.2
Employer social security charges on emoluments	10.2	8.7	6.3
Costs recognised for accounting purposes	98.4	82.4	57.0
Employer social security charges on emoluments	(10.2)	(8.7)	(6.3)
Other long-term benefits – difference between awards granted and costs recognised	9.5	6.6	1.1
Share-based payments – difference between awards granted and costs recognised	11.7	7.4	6.0
Total remuneration awarded	£ 109.4	£ 87.7	£ 57.8